GOODWILL AND INTANGIBLE ASSETS (Tables)	0 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Tables [Abstract]
Schedule of goodwill
NOTE 7—GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS:
a.	Goodwill:

	The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:
		2012	2011

		(U.S. $ in millions )
	Balance as of January 1	$18,293	$15,232
	Changes during year:
	Goodwill acquired *	302	3,358
	Translation differences and other	261	(297)

	Balance as of December 31	$18,856	$18,293

	* Represents adjustments made in 2012 to the goodwill of Cephalon, which was acquired in 2011, with respect to changes in estimates during the allocation period relating mainly to intangible assets, property, plant and equipment, sales reserves and allowances, equity investments and other accruals. These goodwill adjustments did not materially affect our 2012 opening balances.

Schedule of intangible asstes
b.	Identifiable intangible assets:

1. Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2012	2011	2012	2011	2012	2011

	(U.S. $ in millions )
Product rights	$9,983	$10,237	$3,429	$2,316	$6,554	$7,921
Trade names	258	251	55	34	203	217
Research and development in process	988	2,178	0	0	988	2,178

Total	$11,229	$12,666	$3,484	$2,350	$7,745	$10,316